Related Party Transactions - Schedule of Operating Entity’s Sales Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quanzhou Huasen [Member]
Related Party Transaction [Line Items]
Total sales transactions	$ 4,139	$ 13,383	$ 51,323
Dayuyaodong [Member]
Related Party Transaction [Line Items]
Total sales transactions	1,230	602	36,732
Suzhou Ewatt [Member]
Related Party Transaction [Line Items]
Total sales transactions			90,256
Related Party [Member]
Related Party Transaction [Line Items]
Total sales transactions	$ 5,369	$ 11,348	$ 178,311